united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-03287

New Alternatives Fund

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2. Melville, New York	11747
(Address of principal executive offices)	(Zip code)

Murray D. Rosenblith, President

New Alternatives Fund

150 Broadhollow Road, Suite PH2, Melville, NY 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 423-7373

Date of fiscal year end:	12/31

Date of reporting period:	June 30, 2025

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

New Alternatives Fund - Class A (NALFX)

Class A (NALFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%Footnote Reference*

How did the Fund perform during the reporting period?

*Annualized

• For the six-month period ending 6/30/2025, the Fund’s A shares returned 19.4 percent with no load and 15.2 percent with the load.

• For the quarter ending 6/30/2025, the Fund’s A shares gained 13.9 percent with no load and 13.4 percent with the load from the end of the previous quarter ending 3/31/2025.

• During the six-month period ending 6/30/2025, the Fund added positions in Mueller Water Products, Inc., a manufacturer of water infrastructure equipment, and Sprouts Farmers Markets, Inc, an organic and natural foods retailer. The Fund also sold off its holdings of Brookfield Renewable Partners, LP; Fluence Energy, Inc., Innergex Renewable Energy, Inc.; and TransAlta Corp.

What contributed to performance: A number of the Fund’s sectors had strong share price appreciation in the first six months of 2025. Wind Turbine manufacturers, Energy Management, Water Systems and Transportation companies, comprising just over 26 percent of our holdings, all had robust growth. Additionally, the Utilities, Energy Conservation, Sustainable Energy Financial Services, Recycling and Waste Management sectors performed better. These companies make up 36 percent of the Fund. Our new position in Organic and Natural Foods, Sprouts Farmers Market grew 17.4 percent from our initial purchase through the end of the period.  The Fund also benefited from a gain of approximately 11 percent in the value of the Euro against the U.S. Dollar during this period. Approximately 38.7 percent of the companies in the Fund are Euro denominated. A majority of the Fund’s companies are in foreign countries, where governments are not as hostile to renewable energy development as the present U.S. administration. Despite the antipathy and outright hostility of the present U.S. government to renewable energy and related industries, several of the Fund’s domestic companies, including GE Vernova, Clearway Energy, Inc., Sprouts Farmers Market and Xylem, Inc., have also performed well so far in 2025.

What detracted from performance: The hostile tone and cancellation of policy support from the U.S. government has contributed to a slow down, although not a complete reversal, of renewable energy and energy conservation development. The uncertainty and constant shifts in economic policy, including tariff announcements, has depressed markets in general and hit the Fund’s sectors specifically. The anticipation that the Federal Reserve would lower interest rates beginning this year, but has not done so yet, has also served to hold down share prices of many Fund companies. Given that power producers and manufacturers are capital intensive operations, they tend to be interest rate sensitive. The continuing higher rates can cut into their operating expenses and increase their overall debt loads. The ongoing wars between Ukraine and Russia, and Israel and Hamas, have also continued to weigh on energy markets. With no end in sight for either of these conflicts, Europe and large sections of the Middle East still face regular shortages of fuels for electric generation. While renewable energy is the fastest growing source of new power in these regions, and most of the world, the sector has not been able to keep up with the growth of demand leading some countries to resume fossil fuel projects to fill the gap.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	New Alternatives Fund	New Alternatives Fund - with load	S&P 500® Index
06/30/15	$10,000	$9,525	$10,000
06/30/16	$9,697	$9,237	$10,399
06/30/17	$11,341	$10,802	$12,260
06/30/18	$11,249	$10,715	$14,023
06/30/19	$12,958	$12,343	$15,483
06/30/20	$15,249	$14,526	$16,645
06/30/21	$22,919	$21,831	$23,436
06/30/22	$19,930	$18,984	$20,948
06/30/23	$19,353	$18,434	$25,053
06/30/24	$17,881	$17,032	$31,204
06/30/25	$20,798	$19,811	$35,936

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
New Alternatives Fund
Without Load	19.36%	16.31%	6.40%	7.60%
With Load	15.19%	12.25%	5.65%	7.08%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$266,012,884
Number of Portfolio Holdings	44
Advisory Fee	$676,737
Portfolio Turnover	1%

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.3%
Recycling & Waste Management	0.5%
Energy Storage	0.9%
Solar Photovoltaic	2.7%
Wind Turbines	2.8%
Transportation	3.8%
Sustainable Energy Financial Services	5.3%
Water Systems	7.0%
Energy Conservation	10.8%
Energy Management	12.5%
Utilities	20.1%
Renewable Energy Power Producers & Developers	29.4%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
23.4%
Spain
15.8%
Canada
11.9%
Italy
9.9%
France
6.9%
New Zealand
5.3%
Ireland
4.9%
Germany
4.8%
China
3.5%
Netherlands
3.3%
Denmark
2.5%
Other
1.7%
Japan
1.2%
Switzerland
1.1%

Value	Value
Switzerland	1.1%
Japan	1.2%
Other	1.7%
Denmark	2.5%
Netherlands	3.3%
China	3.5%
Germany	4.8%
Ireland	4.9%
New Zealand	5.3%
France	6.9%
Italy	9.9%
Canada	11.9%
Spain	15.8%
United States	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Renewable Corporation	6.8%
Iberdrola S.A.	6.5%
Clearway Energy, Inc. - Class A	6.3%
Acciona S.A.	5.7%
Veolia Environnement S.A.	5.7%
HA Sustainable Infrastructure Capital, Inc.	5.3%
Enel SpA	5.0%
Terna - Rete Elettrica Nazionale	4.9%
Siemens A.G.	4.8%
Infratil Ltd.	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

New Alternatives Fund - Class A (NALFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-NALFX

New Alternatives Fund - Investor (NAEFX)

Investor Class (NAEFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$76	1.39%Footnote Reference*

How did the Fund perform during the reporting period?

*Annualized

• For the six-month period ending 6/30/2025, the Fund’s no load Investor Shares returned 19.2 percent.

• For the quarter ending 6/30/2025, the Fund’s Investor Shares gained 13.8 percent from the end of the previous quarter ending 3/31/2025.

• During the six-month period ending 6/30/2025, the Fund added positions in Mueller Water Products, Inc., a manufacturer of water infrastructure equipment, and Sprouts Farmers Markets, Inc, an organic and natural foods retailer. The Fund also sold off its holdings of Brookfield Renewable Partners, LP; Fluence Energy, Inc., Innergex Renewable Energy, Inc.; and TransAlta Corp.

What contributed to performance: A number of the Fund’s sectors had strong share price appreciation in the first six months of 2025. Wind Turbine manufacturers, Energy Management, Water Systems and Transportation companies, comprising just over 26 percent of our holdings, all had robust growth. Additionally, the Utilities, Energy Conservation, Sustainable Energy Financial Services, Recycling and Waste Management sectors performed better. These companies make up 36 percent of the Fund. Our new position in Organic and Natural Foods, Sprouts Farmers Market grew 17.4 percent from our initial purchase through the end of the period.  The Fund also benefited from a gain of approximately 11 percent in the value of the Euro against the U.S. Dollar during this period. Approximately 38.7 percent of the companies in the Fund are Euro denominated. A majority of the Fund’s companies are in foreign countries, where governments are not as hostile to renewable energy development as the present U.S. administration. Despite the antipathy and outright hostility of the present U.S. government to renewable energy and related industries, several of the Fund’s domestic companies, including GE Vernova, Clearway Energy, Inc., Sprouts Farmers Market and Xylem, Inc., have also performed well so far in 2025.

What detracted from performance: The hostile tone and cancellation of policy support from the U.S. government has contributed to a slow down, although not a complete reversal, of renewable energy and energy conservation development. The uncertainty and constant shifts in economic policy, including tariff announcements, has depressed markets in general and hit the Fund’s sectors specifically. The anticipation that the Federal Reserve would lower interest rates beginning this year, but has not done so yet, has also served to hold down share prices of many Fund companies. Given that power producers and manufacturers are capital intensive operations, they tend to be interest rate sensitive. The continuing higher rates can cut into their operating expenses and increase their overall debt loads. The ongoing wars between Ukraine and Russia, and Israel and Hamas, have also continued to weigh on energy markets. With no end in sight for either of these conflicts, Europe and large sections of the Middle East still face regular shortages of fuels for electric generation. While renewable energy is the fastest growing source of new power in these regions, and most of the world, the sector has not been able to keep up with the growth of demand leading some countries to resume fossil fuel projects to fill the gap.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	New Alternatives Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,676	$10,399
Jun-2017	$11,288	$12,260
Jun-2018	$11,167	$14,023
Jun-2019	$12,834	$15,483
Jun-2020	$15,068	$16,645
Jun-2021	$22,590	$23,436
Jun-2022	$19,596	$20,948
Jun-2023	$18,981	$25,053
Jun-2024	$17,493	$31,204
Jun-2025	$20,297	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
New Alternatives Fund	19.22%	16.03%	6.14%	7.34%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$266,012,884
Number of Portfolio Holdings	44
Advisory Fee	$676,737
Portfolio Turnover	1%

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.3%
Recycling & Waste Management	0.5%
Energy Storage	0.9%
Solar Photovoltaic	2.7%
Wind Turbines	2.8%
Transportation	3.8%
Sustainable Energy Financial Services	5.3%
Water Systems	7.0%
Energy Conservation	10.8%
Energy Management	12.5%
Utilities	20.1%
Renewable Energy Power Producers & Developers	29.4%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Switzerland	1.1%
Japan	1.2%
Other	1.7%
Denmark	2.5%
Netherlands	3.3%
China	3.5%
Germany	4.8%
Ireland	4.9%
New Zealand	5.3%
France	6.9%
Italy	9.9%
Canada	11.9%
Spain	15.8%
United States	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Renewable Corporation	6.8%
Iberdrola S.A.	6.5%
Clearway Energy, Inc. - Class A	6.3%
Acciona S.A.	5.7%
Veolia Environnement S.A.	5.7%
HA Sustainable Infrastructure Capital, Inc.	5.3%
Enel SpA	5.0%
Terna - Rete Elettrica Nazionale	4.9%
Siemens A.G.	4.8%
Infratil Ltd.	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

New Alternatives Fund - Investor (NAEFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-NAEFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

New Alternatives Fund A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

SEMI-ANNUAL

FINANCIALS AND OTHER INFORMATION

INVESTOR SHARES: NAEFX

CLASS A SHARES: NALFX

JUNE 30, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND 150 Broadhollow Road     Melville, New York 11747      (800) 423-8383 (631) 423-7373

Ultimus Fund Solutions, LLC     225 Pictoria Dr., Suite 450     Cincinnati, OH 45246

Foreside Funds Distributors LLC     3 Canal Plaza, Suite 100      Portland, ME 04101

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

	Shares	Fair Value
COMMON STOCKS — 96.1%
Alternate Energy – 34.9%(a)
Renewable Energy Power Producers & Developers – 29.4%
Acciona S.A. (Spain)	85,000	$15,297,998
Boralex, Inc. (Canada)	125,000	2,921,750
Brookfield Renewable Corporation (Canada)	550,000	18,029,000
Clearway Energy, Inc., Class A	550,000	16,643,000
EDP Renovaveis S.A. (Spain/Portugal)	836,000	9,329,918
Manawa Energy Ltd. (New Zealand)	650,000	2,492,380
Northland Power, Inc. (Canada)	325,000	5,109,000
Orsted A/S (Denmark)(b)	100,000	4,294,570
XPLR Infrastructure, L.P.	500,000	4,100,000
		78,217,616
Solar Photovoltaic – 2.7%
Array Technologies, Inc.(b)	50,000	295,000
Canadian Solar, Inc. (Canada)(b)	100,000	1,104,000
Enphase Energy, Inc.(b)	25,000	991,250
First Solar, Inc.(b)	20,000	3,310,800
NEXTracker, Inc., Class A(b)	25,000	1,359,250
		7,060,300
Wind Turbines – 2.8%
GE Vernova, LLC	10,000	5,291,500
Vestas Wind Systems A/S (Denmark)	150,000	2,250,386
		7,541,886
Total Alternate Energy		92,819,802

Energy Conservation – 10.8%
Carrier Global Corp.	50,000	3,659,500
Johnson Controls International plc (Ireland)	50,000	5,281,000
Owens Corning, Inc.	25,000	3,438,000
Signify N.V. (Netherlands)	325,000	8,796,820
Trane Technologies plc (Ireland)	17,500	7,654,675
		28,829,995

See accompanying notes to financial statements.

1

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

	Shares	Fair Value
COMMON STOCKS — 96.1% (Continued)
Energy Management – 12.5%
ABB Ltd. – ADR (Switzerland)	50,000	$2,983,500
Ameresco, Inc., Class A(b)	30,000	455,700
Schneider Electric S.E. (France)	12,500	3,324,499
Siemens A.G. (Germany)	50,000	12,818,021
Terna - Rete Elettrica Nazionale (Italy)	1,280,000	13,155,807
WESCO International, Inc.	2,500	463,000
		33,200,527
Energy Storage – 0.9%
Panasonic Holdings Corp. – ADR (Japan)	225,000	2,407,500

Natural & Organic Foods – 0.3%
Sprouts Farmers Market, Inc.(b)	5,000	823,200

Recycling & Waste Management – 0.5%
Sims Ltd. – ADR (Australia)	125,000	1,233,750

Sustainable Energy Financial Services – 5.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	525,000	14,101,500

Transportation – 3.8%
BYD Company Ltd. – ADR (China)	100,000	9,380,000
Shimano, Inc. – ADR (Japan)	50,000	723,000
		10,103,000
Utilities – 20.1%
American Water Works Co., Inc.	25,000	3,477,750
EDP - Energias de Portugal S.A. (Portugal)	750,000	3,252,650
Enel SpA (Italy)	1,400,000	13,284,334
Hydro One Ltd. (Canada)	125,000	4,443,750
Iberdrola S.A. (Spain)	900,000	17,268,551
Infratil Ltd. (New Zealand)	1,800,000	11,631,309
		53,358,344
Water Systems – 7.0%
Mueller Water Products, Inc. - Series A	10,000	240,400
Veolia Environnement S.A. (France)	425,000	15,142,815
Xylem, Inc.	25,000	3,234,000
		18,617,215
Total Common Stock (Cost $203,967,970)		255,494,833

See accompanying notes to financial statements.

2

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

	Par	Fair Value
CERTIFICATE OF DEPOSIT — 0.1%
Socially Concerned Banks – 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/26	$208,346	$208,346
Self Help Credit Union 3.80% due 12/30/25	100,000	100,000
Total Certificate of Deposit (Cost $308,346)		308,346

TOTAL INVESTMENTS - 96.2% (Cost $204,276,316)		$255,803,179
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		10,209,705
NET ASSETS - 100.0%		$266,012,884

(a)	See Note 9.
(b)	Non-income producing security.

A/S	- Aktieselskab
ADR	- American Depositary Receipts
LP	- Limited Partnership
N.V.	- Naamloze Vennootschap
REIT	- Real Estate Investment Trust
PLC	- Public Limited Company

See accompanying notes to financial statements.

3

New Alternatives Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2025

Assets:
Investments in securities, at cost	$204,276,316
Investments in securities, at fair value	$255,803,179
Cash	8,302,831
Foreign currency, at fair value (Cost $1,630,507)	1,669,567
Receivable for Portfolio shares sold	6,622
Interest and dividends receivable	283,705
Tax Reclaims (Note 2D)	435,954
Prepaid expenses and other assets	43,084
Total Assets	266,544,942

Liabilities:
Payable for Portfolio shares redeemed	159,566
Accrued investment advisory fees	117,807
Accrued distribution (12b-1) fees	3,155
Administration and accounting fees	102,167
Custodian fees	42,152
Transfer agent fees	20,629
Professional fees	171
Accrued expenses and other liabilities	86,411
Total Liabilities	532,058
Net Assets	$266,012,884

Components of Net Assets:
Paid-in capital	$226,786,767
Accumulated earnings	39,226,117
Net Assets	$266,012,884

Net Asset Value Per Share
Class A Shares:
Net assets	$250,483,886
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,458,089

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$72.43
Maximum offering price per share (100/96.50 of $72.43)	$75.06

Investor Shares:
Net assets	$15,528,998
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	215,570

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$72.04

See accompanying notes to financial statements.

4

New Alternatives Fund

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2025

Investment Income:
Dividend income (net of $575,831 foreign taxes witheld)	$3,631,738
Interest income	67,771
Total Investment Income	3,699,509

Expenses:
Investment advisory fees (Note 4)	676,737
Distribution fees (12b-1)
Investor Class (Note 4)	17,997
Transfer agent fees	287,312
Legal fees	86,610
Administrative and accounting service fees	80,964
Custody Fee	55,368
Accounting fees	49,093
Professional fees	33,621
Registration & filing fees	31,700
Printing and postage expense	25,612
Trustees’ fees (Note 5)	19,500
Audit fees	11,901
Insurance expense	8,407
Miscellaneous fees and expenses	34,208
Total Expenses	1,419,030
Net Investment Income	2,280,479

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions (Notes 2B & 6)
Investments	(2,167,770)
Foreign currency transactions	(2,075)
(2,169,845)
Net change in unrealized Appreciation/(Depreciation) from:
Investments	44,290,002
Foreign currency translations	87,402
44,377,404
Net Realized and Unrealized Gain on Investments and Foreign Currency Related Translations	42,207,559

Net Increase in Net Assets Resulting from Operations	$44,488,038

See accompanying notes to financial statements.

5

New Alternatives Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Investment Activities:
Net investment income	$2,280,479	$3,376,087
Net realized loss on investments and foreign currency related transactions	(2,169,845)	(778,275)
Net change in unrealized appreciaion (depreciation) on investments and foreign currency related translations	44,377,404	(20,231,484)
Net increase (decrease) in net assets resulting from operations	44,488,038	(17,633,672)

Distributions to Shareholders From:
Total Distributions Paid
Class A	-	(4,628,281)
Investor Shares	-	(253,276)
Total distributions to shareholders	-	(4,881,557)

Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(22,442,641)	(59,521,131)
Total Increase (Decrease) In Net Assets	22,045,397	(82,036,360)

Net Assets:
Beginning of period/year	243,967,487	326,003,847
End of period/year	$266,012,884	$243,967,487

See accompanying notes to financial statements.

6

New Alternatives Fund

Financial Highlights

Selected data based on a share outstanding throughout the period/year indicated.

	Class A
	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of period/year	$60.68		$65.88	$70.57	$87.80	$97.00	$62.92
Losses from investment operations:
Net investment income (loss)(a)	0.60		0.77	1.60	0.75	0.34	0.26
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	11.15		(4.73)	(3.35)	(14.71)	(5.03)	38.60
Total gain (loss) from investment operations	11.75		(3.96)	(1.75)	(13.96)	(4.69)	38.86

Less distributions from:
Net investment income	-		(1.24)	(2.05)	(0.80)	(0.48)	(0.07)
Net realized gain	-		-	(0.89)	(2.46)	(3.90)	(4.71)
Retrun of Capital	-		-	-	(0.01)	(0.13)	-
Total distributions	-		(1.24)	(2.94)	(3.27)	(4.51)	(4.78)
Net asset value, end of period/year	$72.43		$60.68	$65.88	$70.57	$87.80	$97.00

Total return(b)	19.36%		(6.02)%	(2.50)%	(15.93)%	(4.79)%	61.76%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000s)	$250,484		$229,351	$307,712	$355,564	$428,017	$404,594
Ratio of total expenses to average net assets(c)	1.14	%(f)	1.03%	0.96%	0.89%	0.85%	0.96%
Ratio of net investment loss to average net assets(c)(d)	1.88	%(f)	1.20%	2.33%	0.96%	0.36%	0.36%
Portfolio turnover rate	1.34	%(e)	5.94%	7.97%	9.21%	8.75%	20.34%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn’t reflect the impact of sales charge.
(c)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

7

New Alternatives Fund

Financial Highlights

Selected data based on a share outstanding throughout the period/year indicated.

	Investor Shares
	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of period/year	$60.42		$65.88	$70.21	$87.35	$96.52	$62.74
Losses from investment operations:
Net investment income (loss)(a)	0.47		0.61	1.42	0.55	0.11	0.08
Net realized and unrealized loss on investments and foreign currency related transactions	11.15		(4.71)	(3.34)	(14.62)	(5.00)	38.41
Total gain (loss) from investment operations	11.62		(4.10)	(1.92)	(14.07)	(4.89)	38.49

Less distributions from:
Net investment income	-		(1.06)	(1.82)	(0.60)	(0.25)	-
Net realized gain	-		-	(0.89)	(2.46)	(3.90)	(4.71)
Retrun of Capital	-		-	-	(0.01)	(0.13)	-
Total distributions	-		(1.06)	(2.71)	(3.07)	(4.28)	(4.71)
Net asset value, end of period/year	$72.04		$60.42	$65.58	$70.21	$87.35	$96.52

Total return(b)	19.23%		(6.25)%	(2.75)%	(16.14)%	(5.02)%	61.35%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000s)	$15,529		$14,616	$18,291	$23,067	$28,245	$23,232
Ratio of total expenses to average net assets(c)	1.39	%(f)	1.28%	1.21%	1.14%	1.10%	1.21%
Ratio of net investment loss to average net assets(c)(d)	1.63	%(f)	0.95%	2.08%	0.71%	0.11%	0.11%
Portfolio turnover rate	1.34	%(e)	5.94%	7.97%	9.21%	8.75%	20.34%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn’t reflect the impact of sales charge.
(c)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

8

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1. ORGANIZATION

New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Class A Shares of the Fund do not have any distribution (i.e., Rule 12b- 1) charges, service charges or redemption fees. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their initial purchase. Any redemption fee imposed is retained by the Fund and is meant to deter short-term trading in Investor Shares and to offset any transaction and other costs associated with short-term trading. For the years ended December 31, 2024 and 2023, no redemption fees were imposed on the redemption of Investor Shares. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include “Yieldco’s”, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

2. ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities. Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over- the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost. Certificates of Deposit are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee’s fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025 in valuing the Fund’s assets carried at fair value:

New Alternatives Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$255,494,833	$-	$-	$255,494,833
Certificate of Deposits	-	308,346	-	308,346
Total	$255,494,833	$308,346	$-	$255,803,179

The Fund did not hold any Level 3 securities during the period ended June 30, 2025.

*	Refer to the Schedule of Investments for security classifications.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at June 30, 2025, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such gains or losses are included in net realized gain or loss from currency transactions on the Statement of Operations.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. The Fund applies for refunds where available. Expenses are accrued on a daily basis. Fund level expenses common to all classes are allocated to each class based upon relative daily net assets of each class. Non-cash dividends, if any, are recorded at the fair market value of the asset received.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.

3) SHARES OF BENEFICIAL INTEREST

There are unlimited, no par value shares of beneficial interest authorized. On June 30, 2025, the Fund’s total shares outstanding were 3,673,659. Aggregate paid-in capital including reinvestment of dividends was $226,786,767. Transactions in shares of beneficial interest were as follows:

	For the Six months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A Shares
Shares of beneficial interest sold	41,635	$2,635,887	197,962	$12,652,763
Reinvestment of distributions	-	-	68,668	4,166,108
Redemptions	(363,311)	(23,423,177)	(1,157,678)	(73,858,521)
Net Decrease	(321,676)	$(20,787,290)	(891,048)	$(57,039,650)

	For the Six months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Investor Shares
Shares of beneficial interest sold	8,112	$504,221	30,012	$1,844,371
Reinvestment of distributions	-	-	3,700	223,532
Redemptions	(34,461)	(2,159,572)	(70,708)	(4,549,384)
Net Decrease	(26,349)	$(1,655,351)	(36,996)	$(2,481,481)
Total Net Decrease	(348,032)	$(22,442,641)	(928,044)	$(59,521,131)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For its investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The fee is accrued daily and paid monthly, in arrears. The Fund incurred management fees of $676,737 for the six months ended June 30, 2025.

The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers and owners of Accrued Equities.

Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund during the six months ended June 30, 2025 was $2,826 and the amounts received by the Distributor and Accrued Equities were $942 and $1,884, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the six months ended June 30, 2025, the Distributor and Accrued Equities received $655 and $3,616 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.

Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b- 1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the six months ended June 30, 2025, 12b-1 Fees of $17,997 were accrued by the Investor Shares of the Fund.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

The Board of Trustees has authorized the Class A Shares of the Fund to pay sub-transfer agent fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Class A Shares of the Fund, or to reimburse Accrued Equities for such expenses it reimbursed on behalf of the Class A Shares. The sub-transfer agent services provided must be necessary and may not duplicate services already provided by a Fund service provider. The sub-transfer agent services may not be for distribution-related services. The fees paid by the Class A Shares may not exceed the fees that would have been incurred by customers of the financial intermediaries if they maintained their customer account directly with the Fund.

5) TRUSTEES’ FEES

For the six months ended June 30, 2025, the Fund paid trustees’ fees of $19,500 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

For the six months ended June 30, 2025, each Independent Trustee receives an annual fee of $9,000 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier receives an additional annual fee of $1,000. Each member of the Audit Committee receives an additional $500 annual fee and Susan Hickey, Chairperson of the Audit Committee, receives an additional annual fee of $500. The Independent Trustees are also entitled to receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust who are officers and owners of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

6) OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“UFS”)

As of April 7, 2025, UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. During the period ended June 30, 2025, the UFD earned total fees of $64,345 and $138,100, respectively, for such services for the New Alternatives Fund.

The Bank of New York Mellon (“BNY Mellon”)

Prior to April 7, 2025, BNY Mellon provided administration, fund accounting, transfer agent services and was the custodian of the Fund. During the period ended April 4, 2025, BNY Mellon earned total fees of $65,711 and $149,212, respectively, for such services for the New Alternatives Fund.

Blu Giant, LLC (“Blu Giant”)

As of April 7, 2025, Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

7) PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2025, the aggregate cost of securities purchased totaled $3,229,607. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the six months ended June 30, 2025 was $30,295,646.

8) FEDERAL INCOME TAX INFORMATION

At June 30, 2025 the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
New Alternatives Fund	$204,276,316	$76,325,889	$(28,227,924)	$48,097,965

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

The tax character of distributions paid during 2024 and 2023 was as follows:

	Fisical Year Eneded December 31, 2024	Fiscal Year Ended December 31, 2023
Ordinary Income	$4,881,557	$10,499,035
Long-Term Capital Gain	-	3,515,222
	$4,881,557	$14,014,257

For federal income tax purposes, distributions from net investment income and short-term capital gains are treated as ordinary income dividends.

The following permanent differences as of December 31, 2024, primarily attributed to prior year book and tax differences and current year return of capital distributions, were reclassified to the following accounts:

Paid In Capital	Total Distributable Earnings (Losses)
$(11,254)	$11,254

As of December, 31 2024, the component of distributable earnings (losses) on a tax basis was as follows:

Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	$(5,261,921)

Capital loss carryforwards can be used to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration. The Fund did not have any capital loss carryforwards as of December 31, 2024.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue

9) RISKS

Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

Cash and Foreign Currency Concentration – Cash and foreign currency consists of cash and foreign currency on deposit with financial institutions. Cash held in banks periodically exceeds the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage of $250,000, and as a result, there is a concentration of credit risk related to amounts in excess of the FDIC insurance coverage.

Concentration – Under normal market conditions, at least 25% of the Fund’s total asset will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments. As of June 30, 2025 the Fund had 34.9% of its net assets invested in Alternative Energy companies

10) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

New Alternatives Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Accrued Equities, Inc. (the “Advisor”) serves as the investment adviser to New Alternatives Fund (the “Fund”). The Board of Trustees most recently approved the continuance of the investment advisory agreement between the Fund and the Advisor (the “Advisory Agreement”) at a meeting of the Board of Trustees held on March 13, 2025. The March 13, 2025 meeting was called, in part, to act upon the continuance of such Advisory Agreement. At this meeting, the Board of Trustees approved the continuance of such Advisory Agreement for a period of one year beginning March 31, 2025, under the same terms and conditions, including the provision for fees. This approval by the Board of Trustees included the approval by a majority of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, and by a majority of the entire Board.

The Advisor serves as the investment adviser to the Fund. The Advisor previously served as the investment adviser to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. On November 14, 2014, the Predecessor Company was reorganized into the Class A Shares of the Fund. The Fund was organized to continue the investment operations and performance history of the Predecessor Company.

It was noted that the Independent Trustees were represented at this meeting by independent counsel.

Prior to the meeting, the Board received and reviewed certain materials concerning the Advisory Agreement. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreement; (ii) a proposed resolution; (iii) a copy of the Advisor’s responses to a request for information necessary to evaluate the terms of the Advisory Agreement renewal (the “Advisor Questionnaire”); (iv) an executed compliance program certificate; (v) a copy of the Advisor’s current Form ADV, Part I; (vi) audited financial information for the Advisor for its fiscal year ended December 31, 2024; (vii) an organizational chart for the Advisor; (viii) a copy of the Advisor’s Written Supervisory Procedures/Compliance Procedures; and (ix) a copy of the Advisory Agreement.

At the meeting, the Board was given the opportunity to speak with the Advisor’s Chief Compliance Officer and the Trust’s Chief Compliance Officer.

The Board noted that some of the information received in the Board materials referred to the historical relationship between the Advisor and the Predecessor Company.

The Advisor Questionnaire provided to the Board contained detailed information concerning the Advisor and the Advisory Agreement, including: (i) information on the Advisor, its business and its services; (ii) information concerning the employees of the Advisor who service the Fund; (iii) information on the Advisor’s investment process; (iv) performance information comparing the Fund and the Predecessor Company to other, similar mutual funds and to the Fund’s benchmark index; (v) information on the Advisor’s trading and brokerage practices; (vi) information concerning investment advisory fees paid to the Advisor by the Fund; (vii) information concerning other fees earned by the Advisor with respect to its relationship with the Fund, such as net underwriting fees, sales commissions for the

New Alternatives Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

sale of the Fund’s shares and Rule 12b-1 fees; (viii) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid by the Fund and other, similar mutual funds; and (ix) other information concerning the Advisor, such as information concerning its compliance procedures, code of ethics and insurances.

It was noted that during the COVID- 19 pandemic, the Advisor established its remote work procedures and has been able to provide uninterrupted service to the Fund. Generally, at least one person has been in the office every business day.

Independent counsel reviewed with the Board various sections of the Advisor Questionnaire and the Advisor’s audited financial statements.

The Board of Trustees, including a majority of the Independent Trustees, decided to approve the renewal of the Advisory Agreement for a one year period commencing March 31, 2025 based upon their evaluation of: (i) the long-term relationship between the Advisor and the Fund, including the Predecessor Company; (ii) the Advisor’s commitment to the Fund’s investment objectives and its socially responsible investment policies, and the Advisor’s ability to manage the Fund’s portfolio in a manner consistent with those objectives and policies; (iii) the depth of experience and expertise of the Advisor with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; (v) the historical performance of the Fund, including the Predecessor Company; and (vi) the costs of the services provided and the profitability of the Advisor from its relationship with the Fund.

In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. The Board also noted that the Advisor continued to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Predecessor Company’s commencement of operations over 40 years ago.

The Board considered the nature, quality and scope of the investment advisory services that had been provided to the Fund and the Predecessor Company by the Advisor in the past and the services that were expected to continue in the future. Further, the Board considered the Advisor’s personnel assigned to service the Fund. The Board considered the decrease in assets in the Fund during the year. The Advisor represented to the Board that the size of the Fund was still manageable by the portfolio management team currently in place. The Board concluded that the nature, quality and scope of the investment advisory services provided by the Advisor were very good.

The Board considered the performance results of the Fund, including the Predecessor Company, over various time periods. They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its broad-based benchmark index. The Fund’s industry peer group was comprised of two other socially responsible mutual funds with an international scope and a focus on the environment and renewable energy. It was noted that there had been no change in the composition of the industry peer group from the prior year. The Board reviewed the Fund’s performance both with the sales load factored in and without the sales load. This was done because one of the funds in the industry peer group and the broad-based benchmark index do not have sales loads.

Both classes of the Fund’s shares underperformed one of its industry peer group fund for the one-year, five-year and ten-year (or life of the class, if shorter) periods ended December 31, 2024. Both classes of the Fund’s shares underperformed the other industry peer group fund for the five-year period ended December 31, 2024 and outperformed that same industry peer group fund for the one-year and ten-year (or life of the class, if shorter) periods ended December 31, 2024. Both classes of the Fund’s shares underperformed their broad-based benchmark index for the one-year, five-year and ten-year (or life of the class, if shorter) period ended December 31, 2024.

New Alternatives Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

The Board considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by the Fund’s industry peer group. The Board noted that the investment advisory fee for the Fund had break points that lowered the investment advisory fee rate as Fund assets reached certain levels. The Board also noted that the other comparable funds in its industry peer group were each subject to an expense limitation cap but that the Fund’s expense ratio reflected total gross expenses, without any waivers or expense reimbursements. The Fund’s investment advisory fee, after breakpoints, was 0.54%. The Advisor’s investment advisory fee as a percentage of average net assets, giving effect to the breakpoint fee schedule, was significantly lower than that of its industry peers. In addition, total annual fund operating expenses of the Fund were comparable to or lower than that of its industry peer group. Based on the foregoing, the Board determined that the investment advisory fee was appropriate.

The Independent Trustees reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the benefits each party received from their long-term relationship, the Advisor’s entrepreneurial risks, and the fact that the Advisor was eligible to receive other compensation from the relationship. The Board noted favorably that the Advisor was using its own resources to assist in the sales and marketing activities of the Fund.

The audited financial information provided by the Advisor indicated that the Advisor was well capitalized and profitable. In addition, the Board noted that the Advisor had no expense limitation commitments with the Fund.

The Board noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares, as well as fees from the Investor Shares’ Rule 12b-1 plan. The Board noted that two of the trustees, David J. Schoenwald and Murray D. Rosenblith, were owners, directors and/or officers of the Advisor, and would benefit by the approval of the investment advisory and sub-distribution agreements, and the continuation of the Rule 12b-1 plan for Investor Shares.

The Board reviewed the Advisor’s brokerage policies noting that the Advisor does not engage in any directed brokerage or soft dollar transactions. Best price and execution were the Advisor’s brokerage criteria.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Board was determining whether to re-approve the agreement with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Advisor does not service any other investment advisory accounts.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (800) 423-8383 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the Annual Financial Statements and Other Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant, which is an open-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant, which is an open-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant, which is an open-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Alternatives Fund

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer

Date:	8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer

Date:	8/27/2025

By	/s/ Kathleen DonAngelo
Kathleen DonAngelo
Treasurer and Principal Financial Officer

Date:	8/27/2025